Cryptocurrencies - Schedule of Details of Cryptocurrencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cost:
Beginning balances	$ 77,537	$ 15,371
Ending balances	169,340	24,916
Other than USD [Member]
Cost:
Beginning balances	77,535	15,336
Ending balances	169,306	24,913
Cost [Member]
Cost:
Beginning balances	78,479	15,377
Additions	210,126	184,296
Disposal and payments	(117,271)	(173,928)
Ending balances	171,334	25,745
Cost [Member] | Other than USD [Member]
Cost:
Beginning balances	78,477	15,342
Additions	185,866	180,185
Disposal and payments	(93,043)	(169,785)
Ending balances	171,300	25,742
Impairment [Member]
Cost:
Beginning balances	(942)	(6)
Additions	(1,052)	(823)
Ending balances	(1,994)	(829)
Impairment [Member] | Other than USD [Member]
Cost:
Beginning balances	(942)	(6)
Additions	(1,052)	(823)
Ending balances	$ (1,994)	$ (829)